SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement, Disclosure [Abstract]
SHARE BASED COMPENSATION

NOTE 11 – SHARE BASED COMPENSATION:

1. On February 20, 2025, the Company’s Board of Directors approved a grant of 644,000 RSUs to employees, a grant of 2,360,000 RSUs to certain of its executives and directors and options to purchase an aggregate of 55,000 Ordinary Shares to service providers under the 2019 Equity Incentive Plan. The RSUs and options represent the right to receive Ordinary Shares at a future time and vest over a period of three years, with a one-year cliff. The RSUs designated to employees and directors were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

2. On August 6, 2025, the Company’s Board of Directors approved a grant of 1,200,000 RSUs to certain of its executives. The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years, 25% of the amount will vest on January 1, 2026, 25% of the amount will vest on July 1, 2026 and the rest will vest equally quarterly amounts along two more years. The RSUs designated to employees and directors were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise. The board also approved a grant of 300,000 RSUs to certain of its executives based on revenue milestones to be measured at the end of the fiscal year of 2027. As of June 30, 2026, the Company’s management doesn’t anticipate that the performance condition regarding the revenue milestone will be met. Therefore, no share based expenses were recorded.

3. On November 18, 2025, the Company’s Board of Directors approved a grant of 490,000 RSUs to employees, a grant of 30,000 RSUs to certain director, options to purchase an aggregate of 20,000 Ordinary Shares to employee and options to purchase an aggregate of 20,000 Ordinary Shares to service providers under the 2019 Equity Incentive Plan. The RSUs and options represent the right to receive Ordinary Shares at a future time and vest over a period of three years, with a one-year cliff. The RSUs designated to employees and directors were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

The fair value of all granted options was estimated by using the Black Scholes option pricing model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions.

The following inputs were used to measure the fair value of the option at grant date:

		November 18, 2025	February 22, 2025
(i)	Expected volatility	123.41%	128.78%
(ii)	Dividend rate	0%	0%
(iii)	Expected term (vesting period)	Three years	One year - Three years
(iv)	Contractual life	Ten years	Ten years
(v)	Free risk rate	4.12%	4.5%

The fair value of all granted RSUs was the Company’s quote price at the grant date.

During the six months ended June 30, 2026, and 2025 the Company recorded share-based payment expenses in the amount of $756 and $1,838 respectively.

The options to service providers and advisers outstanding as of June 30, 2026, as follows:

	Six months ended June 30, 2026
	Number of options	Weighted Average Exercise Price

Outstanding at beginning of year	240,111	0.97
Granted	-	-
Exercised	(5,442)	0.12
Outstanding as of June 30, 2026	234,669	0.99
Exercisable options	210,085	0.99
Share-based payment expenses	$10

There were no outstanding vested RSUs to services providers and advisors as of June 30, 2026.

The options to employees and directors outstanding as of June 30, 2026, as follows:

	Six months ended June 30, 2026
	Number of options	Weighted average Exercise price

Outstanding at beginning of year	277,265	0.27
Granted	-
Exercised	(179,037)	0.21
Forfeited	-
Outstanding as of June 30, 2026	98,228	0.41
Exercisable options as of June 30, 2026	76,561	0.23
Share-based payment expenses	$3

The RSUs to employees and directors outstanding as of June 30, 2026, as follows:

Number of RSUs

Outstanding at beginning of year	4,745,512
Granted	-
Forfeited	(135,756)
Vested	(1,430,066)
Outstanding as of June 30, 2026	3,179,690
Vested as of June 30, 2026	7,826,710
Share-based payment expenses	$743